Annual Fund Operating Expenses - Invesco Charter Fund	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.07%
Class C
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.82%
Class R
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.32%
Class S
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.97%
Class Y
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.82%
Class R5
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.76%
Class R6
Operating Expenses:
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.69%